Employee benefits	12 Months Ended
Dec. 31, 2023
Employee benefits
Employee benefits

Note 22. Employee benefits

The defined contribution plans are related to various subsidiaries. The contributions are recognized as expenses in personnel expenses in the consolidated statements of profit or loss and other comprehensive income and amount to €4.9 million, €3.5 million and €3.5 million during the years ended December 31, 2023, 2022 and 2021, respectively. No further obligation exists besides the contributions paid.

The Company has four pension plans classified as defined benefit plans. These plans are held in Switzerland, Austria, Slovenia and Philippines. Out of the four plans, only the Switzerland plan is partially funded. The contributions to the fund are based on the percentage of the insured salary, a part of which needs to be paid by the employees and a part by the employer.

The amounts recognized in the consolidated statements of financial position for the defined benefit pension plans as of December 31, 2023 and 2022 are as follows:

	As of December 31,
in €‘000	2023	2022
Defined benefit obligation	14,129	10,412
Fair value of plan assets	(13,086)	(10,215)
Net defined benefit liability	1,043	197

The net defined benefit liability is included in other non-current liabilities in the consolidated statements of financial position.

The movements in the defined benefit obligation are as follows:

	Years Ended December 31,
in €‘000	2023	2022
Defined benefit obligation as of January 1,	10,412	11,456
Interest expense on defined benefit obligation	280	44
Current service cost	558	726
Contributions by plan participants	490	369
Benefits (paid) / deposited	904	56
Past service cost	—	—
Administration cost (excl. cost for managing plan assets)	6	6
Actuarial loss (gain) on defined benefit obligation	967	(2,855)
Exchange rate loss	512	610
Defined benefit obligation as of December 31,	14,129	10,412

The defined benefit obligations of the four plans as of December 31, 2023 and 2022 is as follows: Switzerland: (2023: €13.3 million; 2022: €9.7 million), Austria (2023: €0.4 million; 2022: €0.4 million), Slovenia (2023: €0.3 million; 2022: €0.2 million) and Philippines (2023: €0.2 million; 2022: €0.1 million).

The movements in the fair value of plan assets are as follows:

	Years Ended December 31,
in €‘000	2023	2022
Fair value of plan assets as of January 1,	10,215	9,365
Interest income on plan assets	275	31
Contributions by the employer	628	452
Contributions by plan participants	490	369
Benefits deposited (paid)	909	(53)
Others	—	204
Return on plan assets excl. interest income	(182)	(596)
Exchange rate gain	509	522
Adjustment to asset ceiling	242	(79)
Fair value of plan assets as of December 31,	13,086	10,215